Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2019		Jun. 30, 2019		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 4,682		$ 8,202		$ 3,615	$ 3,505
Other receivable and prepaid expenses	5,160		5,239		4,015	3,159
Short-term investment	111		178		273
Total current assets	9,953		13,619		7,903	6,664
NON-CURRENT ASSETS:
Other receivables	1,750
Lease deposits	11		8		2	5
long-term investment						917
Property, plant and equipment, net	37		40		47	28
Total long-term assets	1,798		48		49	950
Total assets	11,751		13,667		7,952	7,614
CURRENT LIABILITIES:
Trade payables	1,364		1,510		1,071	427
Deferred revenues	1,410		1,963		926	330
Other accounts payable	351		445		1,122	997
Total current liabilities	3,125		3,918		3,119	1,754
NON-CURRENT LIABILITIES:
Deferred revenues	1,570		1,308		1,818	846
Total long-term liabilities	1,570		1,308		1,818	846
CONTINGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	8,153		6,747		2,635	2,123
Share premium	100,225	[1]	100,132	[1]	94,706	81,104
Capital reserve from share-based payment transactions	6,015		5,951		5,800	5,547
Warrants exercisable into shares					12,408	8,815
Accumulated other comprehensive income	1,127		1,127		1,127	1,127
Accumulated deficit	(108,464)		(105,516)		(100,623)	(93,702)
Total equity	7,056		8,441		3,015	5,014
Total liabilities and equity	$ 11,751		$ 13,667		$ 7,952	$ 7,614

[1]	Warrants exercisable into shares as of December 31, 2018 were reclassified into Share premium.